Trade Accounts Payable	9 Months Ended
Sep. 30, 2024
Trade Accounts Payable [Abstract]
Trade accounts payable

14 Trade accounts payable

	September 30, 2024	December 31, 2023
Domestic:
Commodities	1,514,240	1,761,470
Materials and services	2,816,965	3,123,140
Finished products	83,406	38,061
Present value adjustment	(12,056)	(19,642)
	4,402,555	4,903,029

Foreign:
Commodities	15,147	31,354
Materials and services	266,021	320,691
Finished products	1,081	1,979
	282,249	354,024

Total trade accounts payable	4,684,804	5,257,053

Supplier finance arrangements (1)
Domestic	1,104,948	940,344
Foreign	11,019	7,722
Total supplier finance arrangements	1,115,967	948,066
Total	5,800,771	6,205,119

(1)	The Company and its indirect subsidiary Seara Alimentos carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.

The Group has commitments to purchase cattle for future delivery signed with certain suppliers, in which the Group guarantees the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts, the suppliers advance this operation with the banks under the supply chain finance method. The total amount of this commitments as of September 30, 2024 was US$63,019 (US$61,926 at December 31, 2023), this operation is recognized as supply chain finance.